Fair Value Measurements	12 Months Ended
Dec. 31, 2025
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 4:- FAIR VALUE MEASUREMENTS

The table below sets forth the Company’s assets and liabilities that were measured at fair value as of December 31, 2025 and 2024 by level within the fair value hierarchy.

	December 31, 2025
Assets:	Level 1	Level 2	Level 3	Total

Cash and cash equivalents	$35,476	-	-	$35,476
Short-term bank deposits	368,446	-	-	368,446
Marketable securities	-	87,258	-	87,258

Total financial assets	$403,922	$87,258	-	$491,180

	December 31, 2024
Assets:	Level 1	Level 2	Level 3	Total

Cash and cash equivalents	$35,003	-	-	$35,003
Short-term bank deposits	205,934	-	-	205,934
Marketable securities	-	271,023	-	271,023

Total financial assets	$240,937	$271,023	-	$511,960